Credit Risk - Disclosure of Balances with Other Banco Santander Companies (Details) - Santander UK Group Holdings plc - GBP (£) £ in Billions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 5.5	£ 5.4
Financial liabilities	3.9	3.3
Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.6	0.9
Financial liabilities	2.2	2.4
UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.9	4.5
Financial liabilities	1.7	0.9
Banks
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.6	0.9
Financial liabilities	2.1	2.3
Banks | Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.6	0.9
Financial liabilities	2.1	2.3
Banks | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Other
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.9	4.5
Financial liabilities	1.8	1.0
Other | Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.1	0.1
Other | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.9	4.5
Financial liabilities	1.7	0.9
Corporate
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate | Spain
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	£ 0.0	£ 0.0